Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment by Useful Life	The following table shows the respective useful lives for Property, plant and equipment:

Category	Estimated useful life
Buildings	5–45 years
Machinery and equipment	1–7 years
Leasehold improvements	1–10 years
Furniture, fixtures and other	3–5 years

Property, Plant and Equipment	Property, plant and equipment consists of the following:

€, in millions	Land and buildings	Machinery and equipment	Leasehold improvements	Furniture, fixtures and other	Total
Cost
Balance at January 1, 2022	2,803.7	2,028.7	368.6	414.1	5,615.1
Additions	510.9	665.4	34.4	87.6	1,298.3
Disposals	(1.3)	(42.2)	(1.0)	(3.0)	(47.5)
Net non-cash movements to/from Inventories	—	129.2	—	—	129.2
Effect of changes in exchange rates	0.7	(3.5)	(1.2)	(1.7)	(5.7)
Balance at December 31, 2022	3,314.0	2,777.6	400.8	497.0	6,989.4

Additions	1,019.3	1,050.2	79.7	94.4	2,243.6
Disposals	(1.6)	(45.1)	(0.8)	(2.1)	(49.6)
Net non-cash movements to/from Inventories	—	(75.3)	—	—	(75.3)
Effect of changes in exchange rates	(8.3)	(17.4)	(1.2)	(1.4)	(28.3)
Balance at December 31, 2023	4,323.4	3,690.0	478.5	587.9	9,079.8

Accumulated depreciation and impairment
Balance at January 1, 2022	947.7	1,115.6	311.0	258.1	2,632.4
Depreciation	134.8	232.6	21.9	55.9	445.2
Impairment charges	10.9	6.4	0.5	—	17.8
Disposals	(2.3)	(29.5)	(0.9)	(2.4)	(35.1)
Net non-cash movements to/from Inventories	—	(10.9)	—	—	(10.9)
Effect of changes in exchange rates	(0.5)	(1.9)	(0.6)	(1.2)	(4.2)
Balance at December 31, 2022	1,090.6	1,312.3	331.9	310.4	3,045.2

Depreciation	154.2	352.0	31.0	68.4	605.6
Impairment charges	2.9	15.0	—	—	17.9
Disposals	(0.6)	(37.7)	(0.7)	(2.0)	(41.0)
Net non-cash movements to/from Inventories	—	(29.3)	—	—	(29.3)
Effect of changes in exchange rates	(4.0)	(6.7)	(0.7)	(0.4)	(11.8)
Balance at December 31, 2023	1,243.1	1,605.6	361.5	376.4	3,586.6

€, in millions	Land and buildings	Machinery and equipment	Leasehold improvements	Furniture, fixtures and other	Total

Carrying amount
December 31, 2022	2,223.4	1,465.3	68.9	186.6	3,944.2
December 31, 2023	3,080.3	2,084.4	117.0	211.5	5,493.2

Depreciation Charges by Expense Classification	The Consolidated Statements of Operations include the following depreciation charges:

Year ended December 31 (€, in millions)	2021	2022	2023
Cost of Sales	188.6	248.2	330.4
R&D Costs	101.4	163.7	236.2
SG&A	31.6	33.3	39.0
Total Depreciation	321.6	445.2	605.6